Tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2023 £m	20221 £m	2021 £m
UK corporation tax:
Current tax on profit for the year	(1,301)	(1,152)	(1,472)
Adjustments in respect of prior years	51	31	94
	(1,250)	(1,121)	(1,378)
Foreign tax:
Current tax on profit for the year	(101)	(74)	(51)
Adjustments in respect of prior years	3	(9)	21
	(98)	(83)	(30)
Current tax expense	(1,348)	(1,204)	(1,408)
Deferred tax:
Current year	(583)	124	546
Adjustments in respect of prior years	(54)	221	(155)
Deferred tax (expense) credit	(637)	345	391
Tax expense	(1,985)	(859)	(1,017)

Schedule of Income Tax Charges
The tax expense is made up as follows:

Tax credit (expense) attributable to policyholders	30	(54)	(163)
Shareholder tax expense	(2,015)	(805)	(854)
Tax expense	(1,985)	(859)	(1,017)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax expense and accounting profit is set out below.

	2023 £m	2022[1] £m	2021 £m
Profit before tax	7,503	4,782	6,902
UK corporation tax thereon	(1,763)	(909)	(1,311)
Impact of surcharge on banking profits	(305)	(339)	(439)
Non-deductible costs: conduct charges	(29)	(5)	(185)
Non-deductible costs: bank levy	(35)	(28)	(22)
Other non-deductible costs	(106)	(70)	(83)
Non-taxable income	80	138	40
Tax relief on coupons on other equity instruments	124	83	81
Tax-exempt gains on disposals	35	67	140
Tax losses where no deferred tax recognised	(2)	11	(1)
Remeasurement of deferred tax due to rate changes	(14)	60	954
Differences in overseas tax rates	6	(63)	(19)
Policyholder tax	(61)	(65)	(63)
Deferred tax asset in respect of life assurance expenses	84	21	(69)
Adjustments in respect of prior years	–	243	(40)
Tax effect of share of results of joint ventures	1	(3)	–
Tax expense	(1,985)	(859)	(1,017)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Statutory Position and Tax Disclosure
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2023 £m	2022[1] £m	Tax disclosure	2023 £m	2022[1] £m
Deferred tax assets	5,185	6,422	Deferred tax assets	7,409	8,741
Deferred tax liabilities	(157)	(209)	Deferred tax liabilities	(2,381)	(2,528)
Net deferred tax asset at 31 December	5,028	6,213	Net deferred tax asset at 31 December	5,028	6,213
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Long-term assurance business[1] £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations[2] £m	Other temporary differences £m	Total £m
At 1 January 2022	5,023	744	302	–	38	69	700	–	219	7,095
Credit (charge) to the income statement	39	(238)	113	114	(5)	(22)	(205)	8	62	(134)
Credit (charge) to other comprehensive income	–	–	(155)	–	–	–	1,928	–	–	1,773
Acquisitions	4	–	–	–	–	–	–	–	–	4
Other credit to equity	–	–	–	–	3	–	–	–	–	3
At 31 December 2022	5,066	506	260	114	36	47	2,423	8	281	8,741
Credit (charge) to the income statement	(283)	(258)	(39)	119	10	–	(84)	–	(179)	(714)
Credit (charge) to other comprehensive income	–	–	–	–	–	–	(672)	42	–	(630)
Other credit to equity	–	–	–	–	12	–	–	–	–	12
At 31 December 2023	4,783	248	221	233	58	47	1,667	50	102	7,409

Deferred tax liabilities	Capitalised software enhancements £m	Long-term assurance business[1] £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[2] £m	Other temporary differences[1] £m	Total £m
At 31 December 2021	(275)	(1,162)	(352)	(1,331)	(509)	(56)	(331)	(4,016)
Adjustment on adoption of IFRS 17	–	655	–	–	–	–	31	686
At 1 January 2022	(275)	(507)	(352)	(1,331)	(509)	(56)	(300)	(3,330)
Credit (charge) to the income statement	118	507	21	29	(32)	–	(164)	479
Credit to other comprehensive income	–	–	–	283	–	56	–	339
Acquisitions	(5)	–	(1)	–	–	–	–	(6)
Exchange and other adjustments	–	–	–	–	–	–	(10)	(10)
At 31 December 2022	(162)	–	(332)	(1,019)	(541)	–	(474)	(2,528)
Credit (charge) to the income statement	70	–	38	(5)	(167)	–	141	77
Credit to other comprehensive income	–	–	–	53	–	–	66	119
Acquisitions	–	–	(58)	–	–	–	–	(58)
Exchange and other adjustments	–	–	–	–	–	–	9	9
At 31 December 2023	(92)	–	(352)	(971)	(708)	–	(258)	(2,381)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Financial assets at fair value through other comprehensive income.